Employee Defined Benefit Obligations - Summary of Quantitative Sensitivity Analyses Impact on Defined Benefit Obligation for Significant Assumptions (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Change in discount rate by 0.25%
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Increase	$ (11.4)	$ (22.3)
Decrease	$ 11.6	23.8
Percentage of increase	0.25%
Percentage of decrease	0.25%
Change in pre-retirement inflation rate by 0.25%
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Increase	$ 2.7	5.1
Decrease	$ (2.7)	(5.1)
Percentage of increase	0.25%
Percentage of decrease	0.25%
Change in salary growth by 0.25%
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Increase	$ 0.3	1.1
Decrease	$ (0.3)	(1.1)
Percentage of increase	0.25%
Percentage of decrease	0.25%
Change in pension increase assumption by 0.25%
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Increase	$ 7.1	12.3
Decrease	$ (7.1)	(11.6)
Percentage of increase	0.25%
Percentage of decrease	0.25%
Change in one year in the life expectancy
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Increase	$ 10.3	12.0
Decrease	$ (10.3)	$ (12.0)